OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Other operating income [Member]
OTHER OPERATING INCOME (Tables) [Line Items]
Disclosure of other operating income [text block]
	2017 £m	2016 £m	2015 £m
Operating lease rental income	1,344	1,225	1,165
Rental income from investment properties (note 26)	213	229	268
Gains less losses on disposal of available-for-sale financial assets (note 41)	446	575	51
Movement in value of in-force business (note 24)	(165)	472	(162)
Liability management	(14)	(598)	(28)
Share of results of joint ventures and associates	6	(1)	(3)
Other	165	133	225
Total other operating income	1,995	2,035	1,516